Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)

BANK LOANS - 53.5%	Par	Value
Communication Services - 1.7%
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 05/27/2033	$ 1,275,000	$ 1,277,524
MH Sub I LLC, Senior Secured First Lien, 7.98% (1 mo. SOFR US + 4.25%), 05/03/2028	2,989,744	2,906,285
NTI Buyer LLC, Senior Secured First Lien, 7.90% (1 mo. SOFR US + 4.25%), 06/12/2033	1,700,000	1,674,500
QTS Thunder Managing Issuer LLC, Senior Secured First Lien, 6.03% (3 mo. SOFR US + 2.25%), 07/25/2033	1,450,000	1,431,875
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.48% (1 mo. SOFR US + 4.75%), 03/15/2030	3,702,525	3,712,707
		11,002,891

Consumer Discretionary - 13.4%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 07/05/2033	1,300,000	1,301,807
Allied Universal Holdco LLC, Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 08/20/2032	6,203,125	6,227,038
Bulldog Purchaser, Inc., Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 02/07/2033	696,500	698,551
Caesars Entertainment, Inc., Senior Secured First Lien
5.98% (1 mo. SOFR US + 2.25%), 02/06/2030	1,475,628	1,428,224
5.98% (1 mo. SOFR US + 2.25%), 02/06/2031	2,942,287	2,811,105
Chariot Buyer LLC, Senior Secured First Lien, 6.73% (1 mo. SOFR US + 3.00%), 09/08/2032	4,909,501	4,921,775
Fertitta Entertainment LLC, Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 01/29/2029	6,596,847	6,606,512
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 05/30/2031	746,231	705,118
Great Outdoors Group LLC, Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 01/23/2032	2,935,101	2,952,653
Groundworks LLC, Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 03/14/2031	497,509	499,064
LC Ahab US Bidco LLC, Senior Secured First Lien, 6.32% (3 mo. SOFR US + 2.50%), 05/01/2031	1,989,873	1,992,361
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.11% (3 mo. SOFR US + 4.00%), 06/01/2028	2,425,897	2,335,835
9.53% (3 mo. SOFR US + 5.50%), 06/01/2029	977,041	936,738
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.92% (6 mo. SOFR US + 3.25%), 05/09/2033	1,250,000	1,249,300
Motion Finco Sarl, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 11/30/2029	4,920,554	4,071,758
Pacific Bells LLC, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 11/10/2028	992,500	995,140
Peer Holding III BV, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 10/28/2030	2,949,686	2,961,116
Pioneer Opco LLC, Senior Secured First Lien, 7.00% (1 mo. SOFR US + 3.25%), 05/16/2033	550,000	553,880
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 12/15/2028	2,861,077	2,670,200
Pye-Barker Fire & Safety LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 12/16/2032	5,000,000	5,023,600
QXO Building Products, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 07/01/2033	1,050,000	1,049,475
Raising Cane's Restaurants LLC, Senior Secured First Lien, 5.66% (1 mo. SOFR US + 2.00%), 06/06/2033	1,900,000	1,894,062
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 12/04/2031	4,614,867	4,593,731
Six Flags Entertainment Corp., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 05/01/2031	3,915,038	3,888,122
SkyMiles IP Ltd., Senior Secured First Lien, 4.98% (3 mo. SOFR US + 1.25%), 10/20/2028	2,729,375	2,733,919
Student Transportation of America Holdings, Inc., 6.17% (1 mo. Term SOFR + 2.50%), 06/24/2032	1,600,000	1,607,752
Student Transportation of America Holdings, Inc., Senior Secured First Lien
6.60% (3 mo. SOFR US + 2.75%), 06/24/2032	45,807	46,029
6.62% (3 mo. SOFR US + 2.75%), 06/24/2032	485,101	487,452
Tamko Building Products LLC, Senior Secured First Lien
6.73% (1 mo. SOFR US + 3.00%), 09/20/2030	400,964	403,596
6.82% (3 mo. SOFR US + 3.00%), 09/20/2030	399,036	401,656
TRQ Sales LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 12/30/2032	3,990,000	3,975,037
Wand NewCo 3, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 01/30/2031	4,692,974	4,709,447
Whatabrands LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 08/03/2028	4,890,425	4,897,810
Whatabrands T/L B, 6.50%, 07/29/2033	5,000,000	5,012,500
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.23% (1 mo. SOFR US + 3.50%), 02/10/2033	1,650,000	1,648,622
		88,290,985

Consumer Staples - 2.8%
Golden State Foods LLC, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 12/04/2031	3,449,551	3,460,124
Opal US LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 04/23/2032	1,985,025	1,990,871

Pegasus Bidco BV, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 07/12/2032	1,200,000	1,203,600
PFI Lower Midco LLC, Senior Secured First Lien, 7.73% (1 mo. SOFR US + 4.00%), 12/01/2032	2,985,000	3,004,597
Primo Brands Corp., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 03/31/2031	1,296,750	1,303,551
Savor Acquisition, Inc., Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 02/19/2032	4,523,276	4,552,089
Savor Acquisition, Inc., First Lien, 0.00% (1 mo. Term SOFR + 3.00%), 02/19/2032 (a)(b)	431,035	433,780
Snacking Investments US LLC, Senior Secured First Lien, 6.32% (3 mo. SOFR US + 2.50%), 10/29/2032	995,000	998,318
TreeHouse Foods, Inc., Senior Secured First Lien, 7.98% (1 mo. SOFR US + 4.25%), 02/04/2033	1,800,000	1,808,082
		18,755,012

Energy - 0.8%
CQP Holdco LP, Senior Secured First Lien, 5.48% (3 mo. SOFR US + 1.75%), 12/31/2032	5,115,145	5,095,068
Forgent Intermediate T/L B (5/26) TARGET, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 12/20/2032	99,750	100,062
GIP Pilot Acquisition Partners LP, Senior Secured First Lien, 5.64% (3 mo. SOFR US + 2.00%), 05/19/2032	350,000	350,437
		5,545,567

Financials - 5.8%
A. B. Boyd 5/26 T/L, Senior Secured First Lien, 8.23% (1 mo. SOFR US + 4.50%), 11/14/2031	800,000	772,000
Acrisure LLC, Senior Secured First Lien, 6.73% (1 mo. SOFR US + 3.00%), 11/06/2030	2,436,913	2,237,086
Alera Group, Inc., Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 05/28/2032	447,750	436,323
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 09/19/2031	1,346,600	1,342,809
Amynta Agency Borrower, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 12/29/2031	1,995,000	1,986,532
Apex Group Treasury LLC, Senior Secured First Lien, 7.15% (3 mo. SOFR US + 3.50%), 02/27/2032	4,949,875	4,723,022
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 06/24/2030	5,091,971	5,104,319
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.50%), 05/27/2031	994,975	985,025
BCP VI Summit Holdings LP, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 01/30/2032	349,121	350,823
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 06/16/2031	647,081	637,322
Chrysaor Bidco Sarl, Senior Secured First Lien, 6.76% (3 mo. SOFR US + 3.00%), 10/30/2031	1,488,778	1,495,850
CoreLogic, Inc., Senior Secured First Lien, 7.97% (1 mo. SOFR US + 4.25%), 07/28/2031	1,850,000	1,780,236
CoreWeave Financing DDTL V LLC, Senior Secured First Lien, 8.14% (SOFR + 4.50%), 11/17/2031	866,000	866,541
Coreweave Financing Delayed DrawTL V (7/26), 9.21%, 09/30/2031	1,900,000	1,907,125
CRC Insurance Group LLC, Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 05/06/2031	500,000	493,125
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/13/2033	500,000	500,832
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 11/28/2031	1,400,000	1,407,392
Focus Financial Partners LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 09/15/2031	1,044,737	1,032,519
HUB International Ltd., Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 06/20/2030	5,621,201	5,630,392
Hyperion Refinance Sarl, Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 02/18/2031	1,980,000	1,906,651
Jones Deslauriers Insurance Management, Inc., Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 02/02/2033	1,000,000	980,500
Kestra Advisor Services Holdings A, Inc., Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 03/20/2031	994,962	991,077
Lockton T/L B (4/26), Senior Secured First Lien, 5.82% (3 mo. SOFR US + 2.00%), 05/09/2033	450,000	450,562
Orion Advisor Solutions, Inc., Senior Secured First Lien, 6.57% (3 mo. SOFR US + 2.75%), 09/09/2030	298,500	297,257
		38,315,320

Health Care - 2.9%
Alkermes, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 08/12/2031	698,250	701,448
Bausch + Lomb Corp., Senior Secured First Lien, 7.48% (1 mo. SOFR US + 3.75%), 01/15/2031	4,823,901	4,845,608
BioMarin Pharmaceutical, Inc., Senior Secured First Lien, 5.43% (6 mo. SOFR US + 1.75%), 04/27/2033	3,000,000	3,000,570
Covetrus, Inc., Senior Secured First Lien, 8.73% (3 mo. SOFR US + 5.00%), 10/15/2029	3,000,000	2,918,520
Curium Bidco Sarl, Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/07/2031	397,995	399,364
Gainwell Acquisition Corp., Senior Secured First Lien, 7.93% (3 mo. SOFR US + 4.00%), 10/01/2027	5,000,000	4,965,625
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033	1,750,000	1,723,085
McKesson Medical-Surgical Top Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/09/2032	600,000	601,314
		19,155,534

Industrials - 15.4%
ADI Global Distribution Funding LLC, 6.87% (1 mo. Term SOFR + 2.75%), 07/01/2033	750,000	751,879

Aggreko Holdings, Inc., Senior Secured First Lien, 6.63% (3 mo. SOFR US + 3.00%), 05/21/2031	746,231	750,709
Amber/Dwyer Instruments 7/26 Cov-Lite, 6.16%, 07/15/2033	1,591,489	1,591,991
Apple Bidco LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 09/23/2031	6,879,455	6,904,393
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 05/23/2031	4,888,432	4,890,729
Azuria Water Solutions, Inc., Senior Secured First Lien
6.39% (1 mo. SOFR US + 2.75%), 02/28/2033	1,811,765	1,809,844
6.43% (3 mo. SOFR US + 1.38%), 02/28/2033	188,235	188,036
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.23% (1 mo. SOFR US + 3.50%), 12/29/2032	4,738,125	4,692,236
BCPE HIPH Parent, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 07/05/2033	1,447,134	1,459,803
BCPE HIPH Parent, Inc., First Lien, 0.00% (1 mo. Term SOFR + 4.00%), 07/05/2033 (a)(b)	152,866	154,205
Bleriot US Bidco, Inc., Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 10/17/2030	5,049,400	5,062,175
CACI International, Inc., Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 03/09/2033	648,375	648,242
Columbus McKinnon Corp., Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 02/03/2033	1,364,813	1,369,651
Core & Main LP, Senior Secured First Lien
5.66% (3 mo. SOFR US + 2.00%), 02/10/2031	3,411,725	3,419,538
5.48% (1 mo. SOFR US + 1.75%), 07/01/2033	500,000	501,460
Cube A&D Buyer, Inc., Senior Secured First Lien, 6.74% (3 mo. SOFR US + 3.00%), 10/20/2031	3,851,396	3,873,060
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 07/12/2032	947,500	950,461
Dwyer Instruments Delayed Draw T/L (7/26), 2.50%, 07/15/2033	108,511	108,545
DXP Enterprises, Inc., Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 10/11/2030	744,375	748,871
Dycom Industries, Inc., Senior Secured First Lien, 5.40% (3 mo. SOFR US + 1.75%), 01/27/2033	950,000	952,375
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 10/31/2031	6,402,500	6,426,669
Emrld Borrower LP, Senior Secured First Lien, 14.18% (3 mo. SOFR US + 2.25%), 05/31/2030	4,240,824	4,244,980
ESCO Technologies, Inc., 5.38% (1 mo. Term SOFR + 1.75%), 06/10/2033	350,000	350,000
FCG Acquisitions, Inc., Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 03/07/2033	4,961,536	4,990,610
Filtration Group Corp., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 10/23/2028	2,266,125	2,269,977
Gates Corp., Senior Secured First Lien
5.48% (1 mo. SOFR US + 1.75%), 11/16/2029	3,426,671	3,428,367
5.48% (1 mo. SOFR US + 1.75%), 06/04/2031	738,722	738,762
Goat Holdco LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 01/27/2032	4,814,516	4,828,695
Hobbs & Associates LLC, Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 07/23/2031	1,989,950	1,989,701
Indicor LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 11/23/2029	3,921,767	3,929,003
Karman Holdings, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 04/01/2032	398,000	399,741
Legence Holdings LLC, Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 12/16/2031	497,503	496,881
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.23% (1 mo. SOFR US + 3.50%), 02/10/2033	1,368,667	1,355,699
Merlin Buyer, Inc., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 03/16/2033	850,000	855,100
OPENLANE, Inc., Senior Secured First Lien, 6.15% (3 mo. SOFR US + 2.50%), 10/08/2032	1,243,750	1,249,969
Pioneer AcquisitionCo LLC, Senior Secured First Lien, 6.15% (3 mo. SOFR US + 2.50%), 10/27/2032	2,344,125	2,347,782
Pro Mach Group, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 10/18/2032	1,144,257	1,147,627
Resilience Parent LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 02/28/2033	500,000	499,898
Salas O'brien, Inc., Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 01/31/2033	928,571	932,054
Salas O'brien, Inc., First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 01/31/2033 (b)	71,429	71,696
SunSource Borrower LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 4.00%), 03/25/2031	795,929	800,020
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.70% (6 mo. SOFR US + 2.75%), 04/30/2030	4,416,940	4,439,776
TransDigm, Inc., Senior Secured First Lien
5.98% (1 mo. SOFR US + 2.25%), 03/22/2030	1,589,196	1,591,238
6.23% (1 mo. SOFR US + 2.50%), 02/28/2031	3,924,925	3,934,482
Victory Buyer LLC, Senior Secured First Lien, 6.73% (1 mo. SOFR US + 3.00%), 02/14/2033	1,300,000	1,307,963
VSE Corp., First Lien, 5.66% (1 mo. Term SOFR + 2.00%), 05/05/2033	900,000	905,625
WEC US Holdings, Inc., Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 01/27/2031	4,902,456	4,902,334
		101,262,852

Information Technology - 7.1%
Applied Systems, Inc., Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 02/24/2031	5,410,437	5,327,576
AthenaHealth Group, Inc., Senior Secured First Lien, 6.98% (1 mo. SOFR US + 3.25%), 02/17/2032	4,743,676	4,717,491
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.48% (1 mo. SOFR US + 2.75%), 11/25/2031	4,967,569	4,879,593
Belden, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 07/01/2033	800,000	805,000
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 01/23/2032	248,257	246,333

Central Parent LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 07/06/2029	4,126,506	2,682,229
Dayforce Bidco LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 02/04/2033	1,250,000	1,165,844
Ellucian Holdings, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 10/09/2029	1,240,578	1,199,409
Epicor Software Corp., First Lien, 6.39% (1 mo. Term SOFR + 2.50%), 05/30/2031	5,352,963	5,120,162
Icon Parent, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 11/13/2031	1,243,695	1,166,630
Mitchell International, Inc., Senior Secured First Lien, 6.73% (1 mo. SOFR US + 3.00%), 06/17/2031	746,250	726,829
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	3,850,000	3,878,163
Peraton Corp., Senior Secured First Lien, 7.61% (3 mo. SOFR US + 3.75%), 02/01/2028	2,407,651	2,197,836
Polaris Newco LLC, Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.00%), 06/05/2028	3,129,744	2,800,792
Proofpoint, Inc., First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 08/31/2028	5,000,000	4,919,550
UKG, Inc., Senior Secured First Lien, 6.07% (3 mo. SOFR US + 2.25%), 02/10/2031	4,905,425	4,716,272
		46,549,709

Materials - 3.2%
Chemours Co., Senior Secured First Lien, 7.23% (1 mo. SOFR US + 3.50%), 10/15/2032	1,990,000	1,988,139
CoorsTek, Inc., Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 10/28/2032	997,500	1,003,425
Element Solutions, Inc., Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 12/18/2030	1,246,734	1,250,237
Knife River Corp., Senior Secured First Lien, 5.40% (3 mo. SOFR US + 1.75%), 03/08/2032	1,346,625	1,347,191
Nouryon Finance BV, Senior Secured First Lien
7.17% (1 mo. SOFR US + 3.50%), 07/31/2031	201,089	201,373
7.23% (3 mo. SOFR US + 3.50%), 07/31/2031	813,634	814,781
Paint Intermediate III LLC, Senior Secured First Lien, 6.65% (3 mo. SOFR US + 3.00%), 10/09/2031	746,222	747,952
Pregis TopCo LLC, Senior Secured First Lien, 7.48% (1 mo. SOFR US + 3.75%), 02/01/2029	1,934,536	1,943,871
Proampac PG Borrower LLC, Senior Secured First Lien
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033	849,019	832,391
7.82% (3 mo. SOFR US + 4.00%), 03/07/2033	2,055,921	2,015,656
Quikrete Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 04/14/2031	6,822,932	6,834,122
Sword Purchaser LLC, Senior Secured First Lien, 7.73% (1 mo. SOFR US + 4.00%), 04/11/2033	2,000,000	1,931,790
		20,910,928

Utilities - 0.4%
NRG Energy, Inc., Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 04/28/2033	598,500	598,267
Talen Energy Supply LLC, Senior Secured First Lien
5.48% (3 mo. SOFR US + 1.75%), 05/17/2030	299,229	297,670
5.48% (3 mo. SOFR US + 1.75%), 12/15/2031	1,246,835	1,244,628
5.82% (3 mo. SOFR US + 2.00%), 11/26/2032	497,500	492,876
		2,633,441
TOTAL BANK LOANS (Cost $355,715,967)		352,422,239

COLLATERALIZED LOAN OBLIGATIONS - DEBT - 29.6%	Par	Value
Aimco CDO
Series 2018-BA, Class ER3, 9.39% (3 mo. Term SOFR + 5.60%), 04/16/2037 (c)	2,000,000	2,004,441
Series 2019-10AR, Class ER3, 8.60% (3 mo. Term SOFR + 4.90%), 07/22/2039 (c)	1,025,000	1,019,003
Series 2020-11A, Class ER2, 9.10% (3 mo. Term SOFR + 5.35%), 07/17/2037 (c)	3,000,000	2,988,375
Series 2021-15A, Class ER, 8.35% (3 mo. Term SOFR + 4.60%), 04/17/2038 (c)	2,660,000	2,607,784
Series 2024-22A, Class ER, 0.00% (3 mo. Term SOFR + 4.95%), 04/19/2039 (c)	3,325,000	3,333,918
ARES CLO, Series 2017-43A, Class A1R2, 5.10% (3 mo. Term SOFR + 1.35%), 01/15/2038 (c)	5,000,000	5,011,493
Arini US CLO Ltd., Series 2A, Class E, 9.40% (3 mo. Term SOFR + 5.65%), 03/31/2038 (c)	1,000,000	1,005,009
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 4.91% (3 mo. Term SOFR + 1.18%), 04/20/2038 (c)	5,000,000	4,996,726
Series 2017-12BRA, Class E, 10.00% (3 mo. Term SOFR + 6.25%), 10/15/2037 (c)	1,310,000	1,319,306
Series 2021-25A, Class ER, 8.35% (3 mo. Term SOFR + 4.60%), 01/15/2035 (c)	1,000,000	980,278
Series 2022-29A, Class ER, 8.41% (3 mo. Term SOFR + 4.60%), 01/25/2038 (c)	1,000,000	976,981
Series 2024-37A, Class E, 9.16% (3 mo. Term SOFR + 5.35%), 01/25/2038 (c)	1,500,000	1,499,202
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class ERR, 8.63% (3 mo. Term SOFR + 4.90%), 04/20/2035 (c)	1,000,000	1,000,050
Birch Grove CLO
Series 2025-13A, Class E, 8.90% (3 mo. Term SOFR + 5.15%), 10/23/2038 (c)	1,050,000	1,051,300
Series 2026-16A, Class E, 9.61% (3 mo. Term SOFR + 5.90%), 04/23/2039 (c)	2,700,000	2,716,767

Blackstone Liquid Credit Strategies LLC, Series 2025-1A, Class E, 10.13% (3 mo. Term SOFR + 6.35%), 07/24/2038 (c)	1,000,000	1,011,962
Blue Owl Trust, Series 2025-1A, Class E, 9.33% (3 mo. Term SOFR + 5.60%), 01/20/2039 (c)	1,000,000	1,004,144
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.23% (3 mo. Term SOFR + 4.50%), 04/18/2035 (c)	2,000,000	1,874,078
Bryant Park Funding Ltd.
Series 2024-25A, Class E, 9.48% (3 mo. Term SOFR + 5.75%), 01/18/2038 (c)	1,000,000	999,433
Series 2026-30A, Class E, 0.00% (3 mo. Term SOFR + 5.55%), 10/20/2039 (c)	1,500,000	1,503,959
Captree Park CLO Ltd., Series 2024-1A, Class E, 9.73% (3 mo. Term SOFR + 6.00%), 07/20/2037 (c)	1,000,000	956,074
CarVal CLO, Series 2023-1A, Class ER, 10.08% (3 mo. Term SOFR + 6.35%), 07/20/2037 (c)	2,000,000	1,914,340
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.14% (3 mo. Term SOFR + 1.36%), 10/24/2037 (c)	3,000,000	3,006,168
Series 2019-3A, Class ER2, 8.79% (3 mo. Term SOFR + 5.00%), 01/16/2038 (c)	1,950,000	1,946,248
Series 2019-6A, Class A1R, 5.24% (3 mo. Term SOFR + 1.45%), 07/16/2037 (c)	2,000,000	2,001,669
Clover CLO
Series 2018-1A, Class ERR, 10.13% (3 mo. Term SOFR + 6.40%), 04/20/2037 (c)	1,650,000	1,501,146
Series 2021-3A, Class ER, 8.71% (3 mo. Term SOFR + 4.90%), 01/25/2035 (c)	1,000,000	957,493
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.68% (3 mo. Term SOFR + 2.95%), 10/20/2038 (c)	1,750,000	1,760,027
Elmwood CLO Ltd.
Series 2020-2A, Class D1RR, 6.88% (3 mo. Term SOFR + 3.15%), 10/20/2037 (c)	3,000,000	2,951,684
Series 2021-4A, Class ER, 8.43% (3 mo. Term SOFR + 4.70%), 01/20/2038 (c)	3,000,000	2,914,090
Series 2022-2A, Class ER, 9.73% (3 mo. Term SOFR + 6.00%), 04/22/2035 (c)	1,335,000	1,277,042
Series 2023-3A, Class ER, 8.85% (3 mo. Term SOFR + 5.10%), 01/17/2038 (c)	3,000,000	3,002,722
Series 2024-10A, Class E, 9.10% (3 mo. Term SOFR + 5.35%), 10/17/2037 (c)	2,000,000	2,006,014
Series 2024-13A, Class E1, 8.50% (3 mo. Term SOFR + 4.75%), 01/17/2038 (c)	1,855,000	1,846,658
Series 2024-1A, Class E, 9.00% (3 mo. Term SOFR + 5.25%), 04/17/2037 (c)	2,930,000	2,871,675
Series 2024-1A, Class ER, 9.91% (3 mo. Term SOFR + 6.18%), 04/18/2039 (c)	2,000,000	2,034,128
Series 2024-4A, Class E, 9.75% (3 mo. Term SOFR + 6.00%), 04/17/2037 (c)	1,550,000	1,553,460
Series 2025-1A, Class E, 8.23% (3 mo. Term SOFR + 4.50%), 04/22/2038 (c)	1,000,000	990,880
Flatiron CLO Ltd.
Series 2021-1A, Class ER, 9.63% (3 mo. Term SOFR + 5.90%), 10/19/2037 (c)	1,250,000	1,164,004
Series 2021-2A, Class ER, 8.00% (3 mo. Term SOFR + 4.25%), 10/15/2034 (c)	1,200,000	1,130,090
Series 2025-32A, Class E, 8.63% (3 mo. Term SOFR + 4.90%), 10/22/2038 (c)	2,000,000	1,991,335
Galaxy CLO Ltd., Series 2024-34A, Class E, 9.63% (3 mo. Term SOFR + 5.90%), 10/20/2037 (c)	1,875,000	1,831,921
Garnet CLO Ltd., Series 2025-1A, Class D, 7.13% (3 mo. Term SOFR + 3.40%), 07/20/2037 (c)	1,000,000	1,005,245
Goldentree Loan Opportunities Ltd.
Series 2022-15A, Class ER2, 8.73% (3 mo. Term SOFR + 5.00%), 10/20/2038 (c)	2,000,000	2,005,166
Series 2025-25A, Class E, 9.48% (3 mo. Term SOFR + 5.75%), 04/20/2038 (c)	2,000,000	2,013,179
Golub Capital Partners CLO Ltd., Series 2023-66A, Class AR, 5.26% (3 mo. Term SOFR + 1.45%), 07/25/2038 (c)	4,000,000	4,012,964
Greenacre Park CLO LLC, Series 2021-2A, Class ER, 9.73% (3 mo. Term SOFR + 6.00%), 07/20/2038 (c)	700,000	622,860
Harvest US CLO, Series 2024-3A, Class E, 10.43% (3 mo. Term SOFR + 6.70%), 01/18/2038 (c)	1,000,000	1,002,946
ICG US CLO Ltd., Series 2024-1AR, Class ER, 10.05% (3 mo. Term SOFR + 6.30%), 03/31/2039 (c)	2,000,000	2,007,838
Invesco CLO Ltd., Series 2023-1A, Class ER, 10.63% (3 mo. Term SOFR + 6.90%), 04/22/2037 (c)	1,180,000	1,129,460
Madison Park Funding Ltd., Series 2024-58A, Class E, 10.46% (3 mo. Term SOFR + 6.65%), 04/25/2037 (c)	1,000,000	978,351
Magnetite CLO Ltd.
Series 2019-22A, Class ERR, 9.15% (3 mo. Term SOFR + 5.40%), 07/15/2036 (c)	1,900,000	1,871,802
Series 2020-26A, Class ER2, 8.51% (3 mo. Term SOFR + 4.70%), 01/25/2038 (c)	3,000,000	2,913,604
Series 2021-29A, Class ER, 9.75% (3 mo. Term SOFR + 6.00%), 07/15/2037 (c)	1,000,000	1,002,330
Series 2021-30A, Class ER, 9.16% (3 mo. Term SOFR + 5.35%), 10/25/2037 (c)	1,475,000	1,458,933
Series 2023-37A, Class D1R, 6.31% (3 mo. Term SOFR + 2.50%), 10/25/2038 (c)	2,000,000	2,005,538
Series 2024-38A, Class ER, 8.89% (3 mo. Term SOFR + 5.20%), 07/15/2039 (c)	1,000,000	1,005,696
Series 2024-40A, Class E, 9.50% (3 mo. Term SOFR + 5.75%), 07/15/2037 (c)	1,955,000	1,955,098
Series 2024-41A, Class E, 8.71% (3 mo. Term SOFR + 4.90%), 01/25/2038 (c)	1,260,000	1,265,225
Series 2025-48A, Class E, 8.60% (3 mo. Term SOFR + 4.85%), 10/15/2038 (c)	3,000,000	3,007,885
Magnetite XLIV Ltd., Series 2024-44A, Class E, 9.00% (3 mo. Term SOFR + 5.25%), 10/15/2037 (c)	1,500,000	1,505,710
Navesink CLO Ltd.
Series 2023-1A, Class ER2, 10.14% (3 mo. Term SOFR + 6.40%), 07/25/2036 (c)	1,000,000	1,002,011
Series 2024-2A, Class ER, 10.79% (3 mo. Term SOFR + 7.04%), 01/15/2036 (c)	2,625,000	2,639,226
Neuberger Berman CLO Ltd.
Series 2017-16SA, Class ER2, 8.65% (3 mo. Term SOFR + 4.90%), 04/15/2039 (c)	2,000,000	1,900,340
Series 2019-34A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.30%), 07/20/2039 (c)	5,000,000	5,014,210

Series 2019-34A, Class ER2, 8.73% (3 mo. Term SOFR + 5.00%), 07/20/2039 (c)	2,125,000	2,091,854
Series 2021-42A, Class ER, 8.39% (3 mo. Term SOFR + 4.60%), 07/16/2036 (c)	1,050,000	996,176
Series 2021-43A, Class ER, 8.35% (3 mo. Term SOFR + 4.60%), 07/17/2036 (c)	1,670,000	1,608,596
Series 2021-44A, Class ER, 8.94% (3 mo. Term SOFR + 5.15%), 10/16/2035 (c)	2,400,000	2,339,743
Series 2022-50A, Class ER2, 8.75% (3 mo. Term SOFR + 5.00%), 07/23/2036 (c)	3,000,000	2,968,354
Series 2024-59A, Class E, 8.55% (3 mo. Term SOFR + 4.80%), 01/23/2039 (c)	1,000,000	987,496
Ocean Trails CLO, Series 2024-16A, Class E, 10.42% (3 mo. Term SOFR + 6.69%), 01/20/2038 (c)	1,000,000	996,579
OCP CLO Ltd.
Series 2017-14A, Class A1R, 5.10% (3 mo. Term SOFR + 1.37%), 07/20/2037 (c)	2,000,000	2,003,069
Series 2024-37A, Class E, 9.25% (3 mo. Term SOFR + 5.50%), 10/15/2037 (c)	2,090,000	2,088,835
Series 2024-39A, Class ER, 8.79% (3 mo. Term SOFR + 5.00%), 04/16/2038 (c)	2,160,000	2,170,370
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.13% (3 mo. Term SOFR + 1.38%), 07/15/2034 (c)	1,000,000	1,001,059
OHA Credit Funding
Series 2018-1A, Class ER, 10.23% (3 mo. Term SOFR + 6.50%), 04/20/2037 (c)	1,000,000	1,000,050
Series 2019-3A, Class ER2, 8.73% (3 mo. Term SOFR + 5.00%), 01/20/2038 (c)	1,860,000	1,791,352
Series 2020-5A, Class ER, 9.13% (3 mo. Term SOFR + 5.40%), 10/18/2037 (c)	2,000,000	1,957,648
Series 2020-6A, Class ER2, 8.98% (3 mo. Term SOFR + 5.25%), 10/20/2037 (c)	1,000,000	980,673
Series 2022-11A, Class ER, 9.13% (3 mo. Term SOFR + 5.40%), 07/19/2037 (c)	3,000,000	2,965,534
Series 2023-15RA, Class E, 8.58% (3 mo. Term SOFR + 4.85%), 07/20/2038 (c)	1,690,000	1,651,738
Series 2024-17A, Class E, 8.73% (3 mo. Term SOFR + 5.00%), 01/18/2038 (c)	1,000,000	989,253
Series 2025-21A, Class E, 8.38% (3 mo. Term SOFR + 4.65%), 10/20/2038 (c)	2,000,000	1,955,186
Series 2025-22A, Class E, 9.28% (3 mo. Term SOFR + 5.55%), 07/20/2038 (c)	1,275,000	1,254,073
OHA Credit Partners Ltd.
Series 2012-7A, Class ER4, 8.14% (3 mo. Term SOFR + 4.50%), 02/20/2038 (c)	2,150,000	2,080,016
Series 2015-11A, Class ER3, 9.13% (3 mo. Term SOFR + 5.40%), 07/20/2039 (c)	3,000,000	2,981,503
Series 2017-14A, Class ER, 9.18% (3 mo. Term SOFR + 5.45%), 07/21/2037 (c)	1,175,000	1,162,267
Series 2021-16A, Class ER, 9.23% (3 mo. Term SOFR + 5.50%), 10/18/2037 (c)	1,760,000	1,729,967
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.43% (3 mo. Term SOFR + 5.70%), 07/20/2037 (c)	1,625,000	1,576,747
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 8.53% (3 mo. Term SOFR + 4.75%), 07/24/2031 (c)	1,000,000	1,002,019
Series 2024-2A, Class D, 8.45% (3 mo. Term SOFR + 4.70%), 01/15/2033 (c)	1,000,000	996,595
Series 2024-3A, Class DR, 7.40% (3 mo. Term SOFR + 3.75%), 08/08/2032 (c)	1,375,000	1,366,968
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.21% (3 mo. Term SOFR + 1.48%), 07/20/2034 (c)	2,000,000	2,002,460
Pikes Peak CLO, Series 2020-6A, Class ERR, 8.25% (3 mo. Term SOFR + 4.60%), 05/18/2034 (c)	3,000,000	2,863,447
Rad CLO
Series 2021-12A, Class A1AR, 5.16% (3 mo. Term SOFR + 1.32%), 07/30/2040 (c)	5,000,000	5,013,975
Series 2024-25A, Class D1, 6.88% (3 mo. Term SOFR + 3.15%), 07/20/2037 (c)	2,500,000	2,480,559
Rowe CLO, Series 2026-2A, Class E, 0.00% (3 mo. Term SOFR + 5.30%), 07/20/2039 (c)	1,325,000	1,328,497
Texas Debt Capital CLO Ltd., Series 2024-2A, Class E, 9.03% (3 mo. Term SOFR + 5.25%), 01/24/2037 (c)	1,500,000	1,503,755
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.36% (3 mo. Term SOFR + 7.63%), 01/18/2035 (c)	1,925,000	1,872,006
Trinitas CLO Ltd., Series 2024-27A, Class ER, 10.32% (3 mo. Term SOFR + 6.59%), 04/18/2039 (c)	1,000,000	1,010,679
Voya CLO Ltd., Series 2020-2A, Class A1RR, 5.04% (3 mo. Term SOFR + 1.31%), 01/20/2038 (c)	5,000,000	5,014,281
Wellington Management CLO Ltd., Series 2023-1A, Class ER, 9.23% (3 mo. Term SOFR + 5.50%), 10/20/2038 (c)	1,825,000	1,765,818
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $197,498,544)		195,387,891

CORPORATE BONDS - 10.1%	Par	Value
Communication Services - 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2031 (c)	3,000,000	2,658,673
Discovery Communications LLC, 3.63%, 05/15/2030	2,000,000	1,856,590
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (c)	5,000,000	4,666,213
		9,181,476

Consumer Discretionary - 3.2%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (c)	2,000,000	1,879,922
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (c)	2,000,000	1,903,110
Garda World Security Corp., 6.50%, 01/15/2031 (c)	3,000,000	3,035,220
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (c)	3,000,000	2,910,755
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (c)	2,000,000	1,642,269
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (c)	2,000,000	1,567,451

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/2031 (c)	5,000,000	5,023,847
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (c)(d)	3,000,000	2,919,914
		20,882,488

Consumer Staples - 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034 (c)	3,000,000	2,793,087

Energy - 1.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (c)	2,000,000	1,994,829
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	3,000,000	3,066,393
Venture Global LNG, Inc., 9.88%, 02/01/2032 (c)	3,000,000	3,194,964
		8,256,186

Financials - 1.2%
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (d)	3,000,000	3,102,726
CoreLogic, Inc., 9.00%, 08/01/2031 (c)	1,150,000	1,136,166
CRC Insurance Group LLC, 7.13%, 06/01/2031 (c)	425,000	424,325
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (c)	3,000,000	3,001,201
		7,664,418

Industrials - 0.5%
BWX Technologies, Inc., 4.13%, 04/15/2029 (c)	2,000,000	1,921,790
GFL Environmental, Inc., 4.38%, 08/15/2029 (c)	1,600,000	1,539,790
Oregon Tool Lux LP, 7.88%, 10/15/2029 (c)	397,800	69,615
		3,531,195

Information Technology - 0.8%
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (c)	2,000,000	1,927,963
Oracle Corp., 5.38%, 09/27/2054	3,000,000	2,183,583
UKG, Inc., 6.88%, 02/01/2031 (c)	1,500,000	1,468,967
		5,580,513

Materials - 0.6%
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (c)	3,000,000	3,034,038
Standard Industries, Inc., 4.75%, 01/15/2028 (c)	500,000	497,246
Sword Purchaser LLC, 8.25%, 04/15/2033 (c)	500,000	511,930
		4,043,214

Utilities - 0.7%
NRG Energy, Inc., 3.63%, 02/15/2031 (c)	1,500,000	1,383,042
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (c)(d)	3,000,000	3,094,002
		4,477,044
TOTAL CORPORATE BONDS (Cost $67,705,273)		66,409,621

EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	46,980	1,980,207
iShares iBoxx USD High Yield Corporate Bond ETF (d)	27,002	2,146,119
State Street SPDR Bloomberg Short Term High Yield Bond ETF	79,365	1,972,220
TOTAL EXCHANGE TRADED FUNDS (Cost $6,103,875)		6,098,546

COLLATERALIZED LOAN OBLIGATIONS - EQUITY - 0.3%	Par	Value
Birch Grove CLO, Series 2025-12A, Class SUB, 0.00%, 04/22/2038 (a)(c)	1,000,000	748,730
Flatiron CLO Ltd., Series 2025-32A, Class SUB, 0.00%, 10/22/2038 (a)(c)	1,000,000	618,040
OCP CLO Ltd., Series 2025-40A, Class SUB, 0.00%, 04/16/2038 (a)(c)	1,000,000	682,760
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $2,793,459)		2,049,530

CLOSED-END FUNDS - 0.0%(e)	Shares		Value
Eagle Point Credit Co.	1,905		7,373
TOTAL CLOSED-END FUNDS (Cost $33,494)			7,373

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.8%	Par		Value
3.63%, 08/13/2026 (f)	5,000,000		4,994,998
3.65%, 08/27/2026 (f)	5,000,000		4,988,000
3.66%, 09/08/2026 (f)	5,000,000		4,981,936
3.78%, 09/22/2026 (f)	4,000,000		3,979,601
TOTAL U.S. TREASURY BILLS (Cost $18,939,934)			18,944,535

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)	8,434,104		8,434,104
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,434,104)			8,434,104

TOTAL INVESTMENTS - 98.5% (Cost $657,224,650)			649,753,839
Other Assets in Excess of Liabilities - 1.5%		0.01460	9,624,404
TOTAL NET ASSETS - 100.0%			$ 659,378,243

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Zero coupon bonds make no periodic interest payments.
(b)
As of July 31, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

	Company			Investment Type	Total revolving and delayed draw loan commitments		Less: funded commitments		Total unfunded commitments
	BCPE HIPH Parent, Inc.	$	0	First Lien	$	152,866	$	0	$	152,866
	Salas O'brien, Inc.		0	First Lien		71,429		0		71,429
	Savor Acquisition, Inc.		0	First Lien		431,035		0		431,035
			0		$	655,329	$	0	$	655,330

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $253,637,750 or 38.5% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $8,264,922.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized yield as of July 31, 2026.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Aristotle Pacific Floating Rate High Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$ –	$ 352,422,239	$ –	$ 352,422,239
Collateralized Loan Obligations - Debt	2,832,456	192,555,435	–	195,387,891
Corporate Bonds	–	66,409,621	–	66,409,621
Exchange Traded Funds	6,098,546	–	–	6,098,546
Collateralized Loan Obligations - Equity	–	2,049,530	–	2,049,530
Closed-End Funds	7,373	–	–	7,373
U.S. Treasury Bills	–	18,944,535	–	18,944,535
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	8,434,104
Total Investments	$ 8,938,375	$ 632,381,360	$ –	$ 649,753,839

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.